DEBENTURES - Summary (Details) R$ in Thousands		12 Months Ended
	Nov. 09, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$) instrument	Dec. 31, 2017 BRL (R$)
DEBENTURES
Total Debentures | R$		R$ 1,538,873	R$ 47,928
Current debentures | R$		2,755
Non-current debentures | R$		R$ 1,536,118	47,928
3rd- A and B
DEBENTURES
Quantity Issued		144,000
Quantity Held in treasury		141,144
Total Debentures | R$		R$ 18,871	21,377
7th
DEBENTURES
Quantity Issued		68,400
Quantity Held in treasury		68,271
Total Debentures | R$		R$ 1,102	1,333
8th
DEBENTURES
Quantity Issued		179,964
Quantity Held in treasury		178,516
Total Debentures | R$		R$ 8,080	14,557
9th
DEBENTURES
Quantity Issued		125,640
Quantity Held in treasury		125,365
Total Debentures | R$		R$ 2,349	4,900
11th - A and B
DEBENTURES
Quantity Issued		150,000
Quantity Held in treasury		149,294
Total Debentures | R$		R$ 5,716	R$ 5,761
15th
DEBENTURES
Quantity Issued	1,500,000	1,500,000
Total Debentures | R$	R$ 1,500,000	R$ 1,502,755